Schedule of generating units in construction (Details)	12 Months Ended
Dec. 31, 2021
C T B [Member]
IfrsStatementLineItems [Line Items]
Generator	CTB
Technology	CC
Capacity	280 MW
Applicable regime	Resolution No. 220/07
P E P E I I I 3 [Member]
IfrsStatementLineItems [Line Items]
Generator	PEPE III
Technology	Wind
Capacity	81 MW
Applicable regime	MAT Resolution No. 287/17